Income Taxes (Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015
Income Taxes [Line Items]
Income before income taxes and discontinued operations	¥ 302,995	¥ 228,527		¥ 188,601
Income before income taxes and discontinued operations	121,970	162,775		155,416
Income before Income Taxes and Discontinued Operations	424,965	391,302	[1]	344,017	[1]
Current provision for income taxes	118,721	77,784		47,719
Deferred provision for income taxes	25,318	42,528		41,338
Provision for income taxes	144,039	120,312		89,057
Japan
Income Taxes [Line Items]
Current provision for income taxes	85,963	34,866		9,455
Deferred provision for income taxes	20,859	34,315		36,112
Overseas
Income Taxes [Line Items]
Current provision for income taxes	32,758	42,918		38,264
Deferred provision for income taxes	¥ 4,459	¥ 8,213		¥ 5,226

[1]	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.